Share Capital - Schedule of Outstanding and Exercisable Options (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 6.18
Number of options, Outstanding	11,307,500	14,165,000	10,556,688
Weighted average remaining contractual life (years)), Outstanding	3 years 7 months 2 days
Number of options Exercisable	3,998,333
Weighted average remaining contractual life (years), Exercisable	2 years 9 months 7 days
March 16, 2021 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 7.24
Number of options, Outstanding	300,000
Weighted average remaining contractual life (years)), Outstanding	2 months 15 days
Number of options Exercisable	300,000
Weighted average remaining contractual life (years), Exercisable	2 months 15 days
August 9, 2022 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 7.36
Number of options, Outstanding	200,000
Weighted average remaining contractual life (years)), Outstanding	1 year 7 months 9 days
Number of options Exercisable	150,000
Weighted average remaining contractual life (years), Exercisable	1 year 7 months 9 days
February 24, 2023 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 5.94
Number of options, Outstanding	2,380,000
Weighted average remaining contractual life (years)), Outstanding	2 years 1 month 24 days
Number of options Exercisable	1,455,000
Weighted average remaining contractual life (years), Exercisable	2 years 1 month 24 days
February 23, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 3.79
Number of options, Outstanding	900,000
Weighted average remaining contractual life (years)), Outstanding	3 years 1 month 24 days
Number of options Exercisable	525,000
Weighted average remaining contractual life (years), Exercisable	3 years 1 month 24 days
September 18, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 3.3
Number of options, Outstanding	2,096,250
Weighted average remaining contractual life (years)), Outstanding	3 years 8 months 19 days
Number of options Exercisable	760,000
Weighted average remaining contractual life (years), Exercisable	3 years 8 months 19 days
October 4, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 3.32
Number of options, Outstanding	236,250
Weighted average remaining contractual life (years)), Outstanding	3 years 9 months 3 days
Number of options Exercisable	56,250
Weighted average remaining contractual life (years), Exercisable	3 years 9 months 3 days
November 19, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 3.44
Number of options, Outstanding	1,300,000
Weighted average remaining contractual life (years)), Outstanding	3 years 10 months 20 days
Number of options Exercisable	633,333
Weighted average remaining contractual life (years), Exercisable	3 years 10 months 20 days
December 13, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 4.56
Number of options, Outstanding	175,000
Weighted average remaining contractual life (years)), Outstanding	3 years 11 months 12 days
Number of options Exercisable	43,750
Weighted average remaining contractual life (years), Exercisable	3 years 11 months 12 days
December 20, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 4.56
Number of options, Outstanding	300,000
Weighted average remaining contractual life (years)), Outstanding	3 years 11 months 19 days
Number of options Exercisable	75,000
Weighted average remaining contractual life (years), Exercisable	3 years 11 months 19 days
December 27, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 5
Number of options, Outstanding	320,000
Weighted average remaining contractual life (years)), Outstanding	3 years 11 months 26 days
Number of options Exercisable
Weighted average remaining contractual life (years), Exercisable
December 10, 2025 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price Outstanding	$ 10.58
Number of options, Outstanding	3,100,000
Weighted average remaining contractual life (years)), Outstanding	4 years 11 months 12 days
Number of options Exercisable
Weighted average remaining contractual life (years), Exercisable